Class A Common Stock Subject to Possible Redemption (Tables)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Class A Common Stock Subject To Possible Redemption [Abstract]
Schedule of condensed balance sheet is reconciled
Gross Proceeds of initial public offering and over-allotment	$206,500,000
Less:
Proceeds allocated to Public Warrants at issuance	(12,183,500)
Offering costs allocated to Class A common stock subject to possible redemption	(11,228,780)
Plus:
Accretion on Class A common stock subject to possible redemption amount	23,412,280
Class A common stock subject to possible redemption	$206,500,000

Gross proceeds	$206,500,000
Less:
Proceeds allocated to Public Warrants at issuance	(12,183,500)
Offering costs allocated to Class A common stock subject to possible redemption	(11,228,780)
Plus:
Accretion of carrying value to redemption value	23,412,280
Class A common stock subject to possible redemption	$206,500,000